Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases

The right-of-use assets and corresponding liabilities related to the Company’s operating leases are as follow:

	December 31, 2024	December 31, 2023
	US$	US$
Operating lease right-of-use assets, net	162,227	242,456

Current maturities of operating lease liability	55,673	65,500
Operating lease liability, net of current maturities	106,235	176,144
Total	161,908	241,644

Cash paid for amounts included in the measurement of lease liabilities:

	December 31, 2024	December 31, 2023
	US$	US$
Operating cash outflows for operating leases	89,032	48,497

The weighted average remaining lease terms and weighted average discount rates for operating leases were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Weighted average remaining lease terms	4.03 years	4.46 years
Weighted average discount rate	13.42%	13.42%

Schedule of Maturities of Lease Liabilities

As of December 31, 2024 and 2023, maturities of lease liabilities for each of the following fiscal years ending December 31 and thereafter were as follows:

	December 31, 2024	December 31, 2023
	US$	US$
2024	—	93,997
2025	73,416	79,872
2026	34,466	37,497
2027 and beyond	103,399	112,491
Total minimum lease payment	211,281	323,857
Less: imputed interest	(49,373)	(82,213)
Total lease liabilities	161,908	241,644
Less: current portion	(55,673)	(65,500)
Non-current portion	106,235	176,144